SUBSEQUENT EVENTS	12 Months Ended
Apr. 30, 2013
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 21 • SUBSEQUENT EVENTS
Common and Preferred Share Distributions. On July 1, 2013, the Company paid a distribution of 51.56 cents per share on the Company's Series A Cumulative Redeemable Preferred Shares, to preferred shareholders of record on June 14, 2013. On July 1, 2013, the Company paid a distribution of 49.68 cents per share on the Company's Series B Cumulative Redeemable Preferred Shares, to preferred shareholders of record on June 14, 2013. On July 1, 2013, the Company paid a distribution of 13.00 cents per share on the Company's common shares of beneficial interest, to common shareholders and UPREIT unitholders of record on June 14, 2013.
Completed Acquisitions and Dispositions.  Subsequent to the end of fiscal year 2013, on May 1, 2013, the Company closed on its acquisition of a 71-unit multi-family residential property in Rapid City, South Dakota, for a purchase price totaling $6.2 million, of which approximately $2.9 million was paid in cash and the remainder in limited partnership units of the Operating Partnership valued at approximately $3.3 million. On May 21, 2013, the Company closed on its acquisition of an approximately 0.69-acre parcel of land in Minot, North Dakota for a purchase price of approximately $171,000. The purchase price accounting is incomplete for the acquisitions that closed subsequent to the end of fiscal year 2013.
On May 13, 2013, the Company sold four industrial properties: Bodycote Industrial Building in Eden Prairie, Minnesota; Metal Improvement Company in New Brighton, Minnesota; Roseville 2929 Long Lake Road in Roseville, Minnesota and Fargo 1320 45th Street N in Fargo, North Dakota for a total sale price of $19.5 million. On May 14, 2013, the Company sold a retail property in Eagan, Minnesota, for a sale price of $2.3 million.
Pending Acquisitions.  Subsequent to the end of fiscal year 2013, the Company signed purchase agreements to acquire the following properties; all of these pending acquisitions are subject to various closing conditions and contingencies, and no assurances can be given that any of these acquisitions will be completed:
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A multi-family residential property in Grand Forks, North Dakota with 96 units, for a purchase price of $10.6 million, of which approximately $560,000 would be paid through the issuance of limited partnership units of the Operating Partnership with the remainder in cash and

•	An approximately 9-acre parcel of vacant land in Jamestown, North Dakota for a purchase of approximately $700,000 to be paid in cash.
Pending Dispositions.  The Company has signed agreements to sell the following properties; all of these pending dispositions are subject to various closing conditions and contingencies, and no assurances can be given that any or all of these transactions will be completed on the terms currently expected, or at all:
•	the Company's 121,669-square foot Bloomington Business Plaza commercial office property in Bloomington, Minnesota for a sale price of $4.5 million;
•	the 322,751-square foot Brooklyn Park 7401 Boone Avenue commercial industrial property in Brooklyn Park, Minnesota for a sale price of $12.8 million;
•	the 50,400-square foot Cedar Lake Business Center commercial industrial property in St. Louis Park, Minnesota for a sale price of $2.6 million;
•	the 118,125-square foot Nicollett VII commercial office property in Burnsville, Minnesota for a sale price of $7.2 million;
•	the 42,929-square foot Pillsbury Business Center commercial office property in Bloomington, Minnesota for a sale price of $1.3 million;
•	the 42,510-square foot Clive 2075 NW 94th Street commercial industrial property in Clive, Iowa for a sale price of $2.7 million and
•	the 606,006-square foot Dixon Avenue Industrial Park commercial industrial property in Des Moines, Iowa for a sale price of $14.7 million.
Registration Statement.  On June 27, 2013, the Company filed a registration statement with the Securities and Exchange Commission to enable the Company to offer and sell, from time to time, in one or more offerings, an indeterminate amount of its common and preferred shares of beneficial interest and debt securities.